Ivy Funds Variable Insurance Portfolios

Supplement dated November 16, 2011 to the

Ivy Funds Variable Insurance Portfolios Prospectus

dated April 29, 2011

and as supplemented June 8, 2011, August 8, 2011, August 18, 2011, August 31, 2011 and November 9, 2011

The following replaces the first and second sentences of the second paragraph in the "Principal Investment Strategies" section for Ivy Funds VIP Global Bond of the Ivy Funds Variable Insurance Portfolios prospectus:

Although the Portfolio invests, primarily, in investment grade securities, it may invest up to 100% of its total assets in non-investment grade bonds, commonly called junk bonds, (primarily of foreign issuers), that include bonds rated BB+ or below by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by Waddell & Reed Investment Management Company (WRIMCO), the Portfolio's investment manager, to be of comparable quality. The Portfolio will only invest in non-investment grade bonds if WRIMCO deems the risks to be consistent with the Portfolio's objectives.